John Hancock
Bond Fund
Quarterly portfolio holdings 8/31/2020

Fund’s investments
As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 31.8%				$6,350,045,459
(Cost $5,986,642,156)
U.S. Government 11.0%				2,195,822,338
U.S. Treasury
Bond	1.250	05-15-50	316,384,000	298,389,660
Bond	2.250	08-15-49	275,325,000	325,700,871
Bond	2.500	02-15-45	155,590,000	190,117,609
Bond	2.750	11-15-42	585,110,000	743,889,657
Bond	3.125	11-15-41	237,343,000	318,642,248
Note	0.250	08-31-25	30,858,000	30,826,660
Note	0.625	08-15-30	186,041,000	184,500,348
Note	1.625	09-30-26	96,650,000	103,755,285
U.S. Government Agency 20.8%				4,154,223,121
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	5,181,307	5,706,042
30 Yr Pass Thru	3.000	12-01-45	20,545,820	22,240,550
30 Yr Pass Thru	3.000	05-01-46	3,783,518	4,107,426
30 Yr Pass Thru	3.000	10-01-46	7,166,309	7,743,988
30 Yr Pass Thru	3.000	10-01-46	7,017,183	7,565,573
30 Yr Pass Thru	3.000	10-01-46	12,187,086	13,081,897
30 Yr Pass Thru	3.000	10-01-46	84,856,383	91,776,243
30 Yr Pass Thru	3.000	12-01-46	71,358,748	76,219,021
30 Yr Pass Thru	3.000	12-01-46	14,910,204	16,158,716
30 Yr Pass Thru	3.000	04-01-47	42,349,293	45,405,764
30 Yr Pass Thru	3.000	09-01-49	28,817,760	30,525,584
30 Yr Pass Thru	3.000	10-01-49	34,274,953	36,531,116
30 Yr Pass Thru	3.000	12-01-49	45,877,619	48,492,520
30 Yr Pass Thru	3.000	01-01-50	23,285,781	24,845,866
30 Yr Pass Thru	3.000	02-01-50	102,851,247	108,777,772
30 Yr Pass Thru	3.000	02-01-50	17,025,533	18,166,197
30 Yr Pass Thru	3.500	06-01-42	4,793,833	5,245,657
30 Yr Pass Thru	3.500	04-01-44	5,882,366	6,532,604
30 Yr Pass Thru	3.500	05-01-45	12,602,874	13,704,064
30 Yr Pass Thru	3.500	08-01-46	66,707,033	72,952,552
30 Yr Pass Thru	3.500	09-01-46	17,461,913	18,813,047
30 Yr Pass Thru	3.500	10-01-46	3,683,322	3,973,301
30 Yr Pass Thru	3.500	10-01-46	25,951,437	28,242,287
30 Yr Pass Thru	3.500	11-01-46	8,569,388	9,227,098
30 Yr Pass Thru	3.500	11-01-46	8,554,150	9,264,154
30 Yr Pass Thru	3.500	12-01-46	13,592,402	14,737,577
30 Yr Pass Thru	3.500	01-01-47	8,125,890	8,873,988
30 Yr Pass Thru	3.500	02-01-47	12,433,869	13,382,839
30 Yr Pass Thru	3.500	04-01-47	14,832,632	16,202,813
30 Yr Pass Thru	3.500	09-01-47	43,781,347	47,360,521
30 Yr Pass Thru	3.500	11-01-47	34,033,689	36,491,598
30 Yr Pass Thru	3.500	11-01-47	12,387,129	13,322,855
30 Yr Pass Thru	4.000	01-01-41	12,146,897	13,365,188
30 Yr Pass Thru	4.000	03-01-42	5,921,475	6,513,528
30 Yr Pass Thru	4.000	11-01-43	4,065,399	4,473,143
30 Yr Pass Thru	4.000	01-01-47	11,801,690	13,059,117
30 Yr Pass Thru	4.000	03-01-47	42,603,056	46,383,392
30 Yr Pass Thru	4.000	04-01-47	18,264,372	19,847,941
30 Yr Pass Thru	4.000	05-01-47	12,947,821	14,068,408
30 Yr Pass Thru	4.000	10-01-47	24,207,347	26,157,161
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	03-01-48	8,323,287	$8,938,035
30 Yr Pass Thru	4.000	07-01-48	41,942,018	45,663,697
30 Yr Pass Thru	4.000	08-01-48	24,570,711	26,674,182
30 Yr Pass Thru	5.500	11-01-39	3,652,914	4,288,542
Federal National Mortgage Association
30 Yr Pass Thru (A)	2.000	TBA	192,215,000	197,722,633
30 Yr Pass Thru (A)	2.500	TBA	160,380,000	168,818,714
30 Yr Pass Thru	2.500	09-01-50	162,202,002	172,710,891
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	2.997	07-01-33	368	383
30 Yr Pass Thru	3.000	07-01-42	3,553,523	3,841,293
30 Yr Pass Thru	3.000	10-01-42	7,070,750	7,579,273
30 Yr Pass Thru	3.000	10-01-42	3,711,912	3,978,870
30 Yr Pass Thru	3.000	04-01-43	2,390,212	2,572,571
30 Yr Pass Thru	3.000	12-01-45	41,543,405	44,102,758
30 Yr Pass Thru	3.000	08-01-46	48,348,931	51,886,583
30 Yr Pass Thru	3.000	08-01-46	35,392,192	37,981,810
30 Yr Pass Thru	3.000	09-01-46	4,625,403	4,985,522
30 Yr Pass Thru	3.000	10-01-46	3,634,206	3,917,153
30 Yr Pass Thru	3.000	10-01-46	29,870,203	31,579,725
30 Yr Pass Thru	3.000	01-01-47	28,537,211	30,589,584
30 Yr Pass Thru	3.000	02-01-47	15,560,917	16,874,557
30 Yr Pass Thru	3.000	04-01-47	71,167,148	75,240,165
30 Yr Pass Thru	3.000	10-01-47	33,781,347	36,210,875
30 Yr Pass Thru	3.000	11-01-47	38,586,730	41,410,091
30 Yr Pass Thru	3.000	11-01-48	88,101,071	93,005,587
30 Yr Pass Thru	3.000	11-01-48	30,985,158	32,816,588
30 Yr Pass Thru	3.000	09-01-49	39,995,192	42,365,423
30 Yr Pass Thru	3.000	09-01-49	48,753,724	52,389,553
30 Yr Pass Thru	3.000	10-01-49	28,827,520	30,438,629
30 Yr Pass Thru	3.000	10-01-49	56,516,982	59,707,388
30 Yr Pass Thru	3.000	10-01-49	58,629,689	62,598,943
30 Yr Pass Thru	3.000	11-01-49	33,210,756	35,687,461
30 Yr Pass Thru	3.000	11-01-49	40,668,584	43,345,609
30 Yr Pass Thru	3.000	11-01-49	35,479,357	37,581,967
30 Yr Pass Thru	3.000	11-01-49	55,245,290	58,363,908
30 Yr Pass Thru	3.000	12-01-49	44,669,046	47,316,264
30 Yr Pass Thru	3.000	01-01-50	35,506,270	37,582,183
30 Yr Pass Thru	3.000	02-01-50	53,074,474	56,073,039
30 Yr Pass Thru	3.500	11-01-40	2,781,442	3,036,545
30 Yr Pass Thru	3.500	06-01-42	2,566,220	2,807,197
30 Yr Pass Thru	3.500	08-01-42	4,605,937	5,038,451
30 Yr Pass Thru	3.500	06-01-43	16,772,466	18,494,220
30 Yr Pass Thru	3.500	07-01-43	4,831,927	5,327,941
30 Yr Pass Thru	3.500	07-01-43	5,074,752	5,597,279
30 Yr Pass Thru	3.500	01-01-45	3,741,485	4,143,100
30 Yr Pass Thru	3.500	04-01-45	12,377,955	13,455,191
30 Yr Pass Thru	3.500	04-01-45	3,357,178	3,649,348
30 Yr Pass Thru	3.500	04-01-45	13,353,518	14,515,656
30 Yr Pass Thru	3.500	01-01-46	33,570,606	36,922,333
30 Yr Pass Thru	3.500	02-01-46	23,506,958	25,229,515
30 Yr Pass Thru	3.500	07-01-46	25,159,294	26,861,411
30 Yr Pass Thru	3.500	07-01-46	8,884,482	9,568,841
30 Yr Pass Thru	3.500	08-01-46	34,244,915	37,096,783
30 Yr Pass Thru	3.500	02-01-47	39,763,040	43,037,173
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-47	43,856,910	$47,879,295
30 Yr Pass Thru	3.500	05-01-47	28,802,321	31,524,964
30 Yr Pass Thru	3.500	07-01-47	54,068,211	59,027,136
30 Yr Pass Thru	3.500	08-01-47	40,360,676	43,797,533
30 Yr Pass Thru	3.500	11-01-47	50,865,709	54,974,569
30 Yr Pass Thru	3.500	12-01-47	25,399,194	27,284,223
30 Yr Pass Thru	3.500	01-01-48	42,252,034	45,387,815
30 Yr Pass Thru	3.500	03-01-48	8,903,886	9,762,253
30 Yr Pass Thru	3.500	03-01-48	31,625,959	33,390,010
30 Yr Pass Thru	3.500	06-01-48	21,094,748	22,798,752
30 Yr Pass Thru	3.500	03-01-49	6,614,921	7,105,854
30 Yr Pass Thru	3.500	06-01-49	45,130,708	48,381,409
30 Yr Pass Thru	3.500	06-01-49	34,762,620	37,320,839
30 Yr Pass Thru	3.500	07-01-49	18,626,458	19,682,296
30 Yr Pass Thru	3.500	07-01-49	73,677,253	77,878,964
30 Yr Pass Thru	3.500	09-01-49	16,509,819	17,394,599
30 Yr Pass Thru	3.500	12-01-49	99,723,204	105,566,096
30 Yr Pass Thru	3.500	02-01-50	68,043,601	71,690,132
30 Yr Pass Thru	3.500	04-01-50	36,521,705	39,058,156
30 Yr Pass Thru	4.000	09-01-40	5,802,810	6,400,787
30 Yr Pass Thru	4.000	09-01-40	8,303,396	9,157,848
30 Yr Pass Thru	4.000	11-01-40	2,222,089	2,444,264
30 Yr Pass Thru	4.000	12-01-40	3,489,455	3,838,348
30 Yr Pass Thru	4.000	01-01-41	3,843,330	4,227,604
30 Yr Pass Thru	4.000	09-01-41	6,923,623	7,613,717
30 Yr Pass Thru	4.000	09-01-41	3,360,761	3,750,348
30 Yr Pass Thru	4.000	10-01-41	2,125,825	2,343,690
30 Yr Pass Thru	4.000	01-01-42	2,870,489	3,192,478
30 Yr Pass Thru	4.000	05-01-42	4,818,414	5,294,160
30 Yr Pass Thru	4.000	09-01-43	7,020,151	7,969,959
30 Yr Pass Thru	4.000	10-01-43	7,432,192	8,300,717
30 Yr Pass Thru	4.000	10-01-43	2,970,214	3,295,964
30 Yr Pass Thru	4.000	01-01-44	5,325,649	5,948,003
30 Yr Pass Thru	4.000	12-01-45	16,436,864	18,059,755
30 Yr Pass Thru	4.000	02-01-46	10,084,055	10,975,710
30 Yr Pass Thru	4.000	04-01-46	10,805,702	11,720,646
30 Yr Pass Thru	4.000	06-01-46	7,048,866	7,639,101
30 Yr Pass Thru	4.000	07-01-46	17,310,696	18,760,204
30 Yr Pass Thru	4.000	10-01-46	4,081,326	4,420,524
30 Yr Pass Thru	4.000	01-01-47	14,756,650	16,117,264
30 Yr Pass Thru	4.000	03-01-47	21,685,364	23,602,834
30 Yr Pass Thru	4.000	04-01-47	19,080,873	20,782,956
30 Yr Pass Thru	4.000	11-01-47	6,523,142	7,026,140
30 Yr Pass Thru	4.000	12-01-47	12,666,864	13,885,857
30 Yr Pass Thru	4.000	12-01-47	9,335,031	10,011,679
30 Yr Pass Thru	4.000	09-01-48	6,536,092	7,111,985
30 Yr Pass Thru	4.000	10-01-48	21,171,308	22,950,700
30 Yr Pass Thru	4.000	10-01-48	26,209,135	28,608,511
30 Yr Pass Thru	4.000	01-01-49	17,871,595	19,384,824
30 Yr Pass Thru	4.000	02-01-49	21,020,564	22,859,543
30 Yr Pass Thru	4.000	07-01-49	32,724,046	35,443,735
30 Yr Pass Thru	7.000	09-01-31	124	147
30 Yr Pass Thru	7.000	09-01-31	100	118
30 Yr Pass Thru	7.000	09-01-31	1,925	2,277
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	01-01-32	80	$94
30 Yr Pass Thru	7.000	05-01-32	114	136
30 Yr Pass Thru	7.000	06-01-32	95	113
30 Yr Pass Thru	7.500	09-01-29	52	60
30 Yr Pass Thru	7.500	12-01-29	58	68
30 Yr Pass Thru	7.500	12-01-30	14	16
30 Yr Pass Thru	7.500	01-01-31	23	27
30 Yr Pass Thru	7.500	05-01-31	275	324
30 Yr Pass Thru	7.500	08-01-31	109	123
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	3,125	3,547
30 Yr Pass Thru	5.000	04-15-35	1,495	1,693
30 Yr Pass Thru	5.500	03-15-35	3,362	3,900
30 Yr Pass Thru	6.000	03-15-33	2,150	2,506
30 Yr Pass Thru	6.000	06-15-33	766	888
30 Yr Pass Thru	6.500	09-15-28	295	331
30 Yr Pass Thru	6.500	09-15-29	138	155
30 Yr Pass Thru	6.500	08-15-31	209	239
30 Yr Pass Thru	7.000	04-15-29	622	712

30 Yr Pass Thru	8.000	10-15-26	318	356
Foreign government obligations 0.5%				$95,272,202
(Cost $82,961,144)
Qatar 0.3%				51,868,905
State of Qatar
Bond (C)	3.375	03-14-24	24,739,000	26,666,168
Bond (C)	5.103	04-23-48	17,804,000	25,202,737
Saudi Arabia 0.2%				43,403,297
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	36,978,000	43,403,297

Corporate bonds 53.1%				$10,606,207,040
(Cost $10,019,594,361)
Communication services 6.6%				1,315,987,934
Diversified telecommunication services 1.9%
AT&T, Inc.	2.300	06-01-27	16,724,000	17,735,007
AT&T, Inc.	3.100	02-01-43	27,835,000	27,624,075
AT&T, Inc.	3.800	02-15-27	17,626,000	20,100,891
C&W Senior Financing DAC (C)	6.875	09-15-27	16,470,000	17,248,208
CenturyLink, Inc. (C)	4.000	02-15-27	7,709,000	7,833,346
Cincinnati Bell, Inc. (C)	7.000	07-15-24	22,599,000	23,361,716
GCI LLC (C)	6.625	06-15-24	8,617,000	9,090,935
GCI LLC	6.875	04-15-25	10,770,000	11,160,413
Level 3 Financing, Inc. (C)	3.400	03-01-27	24,679,000	26,572,496
Liquid Telecommunications Financing PLC (C)(D)	8.500	07-13-22	12,325,000	12,545,589
Radiate Holdco LLC (C)	6.625	02-15-25	16,817,000	17,027,213
Telecom Argentina SA (C)	6.500	06-15-21	6,990,000	6,682,370
Telecom Argentina SA (C)	8.000	07-18-26	12,621,000	11,359,026
Telecom Italia Capital SA	7.200	07-18-36	19,950,000	26,234,250
Telecom Italia SpA (C)	5.303	05-30-24	15,555,000	17,172,098
Verizon Communications, Inc.	3.000	03-22-27	5,157,000	5,756,886
Verizon Communications, Inc.	4.329	09-21-28	24,757,000	29,990,850
Verizon Communications, Inc.	4.400	11-01-34	19,334,000	24,125,663
Verizon Communications, Inc.	4.862	08-21-46	44,379,000	59,575,585
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment 0.6%
Activision Blizzard, Inc.	3.400	09-15-26	10,623,000	$12,159,071
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	14,513,000	14,621,848
Lions Gate Capital Holdings LLC (C)	6.375	02-01-24	955,000	976,488
Netflix, Inc.	4.875	04-15-28	38,027,000	44,016,253
Netflix, Inc. (C)	4.875	06-15-30	14,707,000	17,041,736
Netflix, Inc. (C)	5.375	11-15-29	5,283,000	6,352,808
Netflix, Inc.	5.875	11-15-28	26,028,000	31,949,370
Interactive media and services 0.2%
ANGI Group LLC (C)	3.875	08-15-28	10,396,000	10,530,940
Match Group Holdings II LLC (C)	4.125	08-01-30	12,092,000	12,666,370
National CineMedia LLC (C)	5.875	04-15-28	8,680,000	7,030,800
Twitter, Inc. (C)	3.875	12-15-27	4,401,000	4,643,935
Media 2.6%
Altice Financing SA (C)	5.000	01-15-28	6,979,000	7,170,923
Altice France Holding SA (C)	10.500	05-15-27	4,417,000	5,062,986
Charter Communications Operating LLC	4.200	03-15-28	35,331,000	40,442,312
Charter Communications Operating LLC	4.800	03-01-50	35,441,000	40,301,850
Charter Communications Operating LLC	5.750	04-01-48	42,693,000	53,327,888
Charter Communications Operating LLC	6.484	10-23-45	35,395,000	47,281,295
Comcast Corp.	3.999	11-01-49	5,054,000	6,103,131
Comcast Corp.	4.049	11-01-52	27,396,000	33,313,948
Comcast Corp.	4.150	10-15-28	77,067,000	93,356,001
CSC Holdings LLC (C)	4.625	12-01-30	3,912,000	4,000,842
CSC Holdings LLC (C)	5.375	02-01-28	7,610,000	8,115,875
CSC Holdings LLC (C)	5.750	01-15-30	20,858,000	22,735,220
CSC Holdings LLC	5.875	09-15-22	11,735,000	12,439,100
CSC Holdings LLC (C)	7.500	04-01-28	11,630,000	13,054,675
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	9,735,000	10,440,788
MDC Partners, Inc. (C)	6.500	05-01-24	25,931,000	24,764,105
Meredith Corp.	6.875	02-01-26	25,307,000	21,983,875
Sirius XM Radio, Inc. (C)	5.000	08-01-27	22,791,000	24,173,958
Sirius XM Radio, Inc. (C)	5.375	07-15-26	11,714,000	12,255,773
Univision Communications, Inc. (C)	6.625	06-01-27	16,145,000	16,225,725
Virgin Media Finance PLC (C)	5.000	07-15-30	5,989,000	6,166,873
WMG Acquisition Corp. (C)	5.500	04-15-26	10,247,000	10,656,880
Wireless telecommunication services 1.3%
Comunicaciones Celulares SA (C)	6.875	02-06-24	8,530,000	8,700,685
Millicom International Cellular SA (C)	5.125	01-15-28	4,100,000	4,294,750
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	12,896,414
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	13,117,000	13,295,601
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	29,584,000	29,247,689
Sprint Corp.	7.875	09-15-23	15,206,000	17,686,479
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	13,976,000	14,779,620
T-Mobile USA, Inc. (C)	2.050	02-15-28	34,705,000	35,547,984
T-Mobile USA, Inc. (C)	2.550	02-15-31	11,123,000	11,630,654
T-Mobile USA, Inc. (C)	3.750	04-15-27	16,054,000	18,155,629
T-Mobile USA, Inc. (C)	3.875	04-15-30	34,229,000	39,120,666
T-Mobile USA, Inc. (C)	4.500	04-15-50	19,445,000	23,751,679
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	33,512,000	40,319,825
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 5.4%				$1,076,065,980
Auto components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	6,281,000	6,257,446
Magna International, Inc.	2.450	06-15-30	7,761,000	8,216,494
Automobiles 1.8%
Daimler Finance North America LLC (C)	2.700	06-14-24	14,240,000	15,103,984
Daimler Finance North America LLC (C)	3.500	08-03-25	13,005,000	14,349,151
Ford Motor Credit Company LLC	4.125	08-17-27	23,165,000	23,128,168
Ford Motor Credit Company LLC	4.134	08-04-25	64,536,000	64,870,296
Ford Motor Credit Company LLC (D)	5.113	05-03-29	35,123,000	37,098,669
Ford Motor Credit Company LLC	5.875	08-02-21	32,380,000	33,070,342
General Motors Company	5.400	04-01-48	11,218,000	12,297,568
General Motors Financial Company, Inc.	4.000	01-15-25	52,175,000	56,310,773
General Motors Financial Company, Inc.	4.300	07-13-25	24,835,000	27,183,165
General Motors Financial Company, Inc.	5.200	03-20-23	19,336,000	21,091,439
Nissan Motor Acceptance Corp. (C)	3.450	03-15-23	13,440,000	13,800,945
Volkswagen Group of America Finance LLC (C)	2.900	05-13-22	28,242,000	29,304,938
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	6,680,000	6,446,200
Laureate Education, Inc. (C)	8.250	05-01-25	8,575,000	9,116,854
Service Corp. International	3.375	08-15-30	8,007,000	8,157,131
Sotheby's (C)(D)	7.375	10-15-27	15,799,000	16,114,980
Hotels, restaurants and leisure 1.0%
CCM Merger, Inc. (C)(D)	6.000	03-15-22	13,361,000	13,294,195
Choice Hotels International, Inc.	3.700	01-15-31	6,347,000	6,688,849
Colt Merger Sub, Inc. (C)	5.750	07-01-25	6,189,000	6,482,978
Connect Finco SARL (C)	6.750	10-01-26	23,202,000	23,956,065
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	10,028,000	10,328,840
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	4,667,000	4,935,353
International Game Technology PLC (C)	5.250	01-15-29	4,076,000	4,177,900
International Game Technology PLC (C)	6.500	02-15-25	11,430,000	12,430,125
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	12,869,000	12,217,443
Marriott International, Inc.	3.500	10-15-32	21,817,000	21,900,143
Resorts World Las Vegas LLC (C)	4.625	04-16-29	16,090,000	15,196,040
Starbucks Corp.	2.250	03-12-30	27,775,000	28,686,985
Twin River Worldwide Holdings, Inc. (C)	6.750	06-01-27	18,384,000	18,200,160
Waterford Gaming LLC (C)(F)(G)	8.625	09-15-14	422,977	0
Wyndham Destinations, Inc. (C)	4.625	03-01-30	9,653,000	9,073,820
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	4,401,000	4,434,888
Yum! Brands, Inc. (C)	4.750	01-15-30	12,072,000	13,309,380
Internet and direct marketing retail 1.3%
Amazon.com, Inc.	3.150	08-22-27	41,650,000	47,684,056
Amazon.com, Inc.	4.050	08-22-47	23,382,000	30,226,097
eBay, Inc.	2.700	03-11-30	28,623,000	30,490,839
Expedia Group, Inc.	3.250	02-15-30	25,778,000	24,361,690
Expedia Group, Inc.	3.800	02-15-28	38,353,000	38,279,471
Expedia Group, Inc.	5.000	02-15-26	34,886,000	36,867,741
Prosus NV (C)	4.850	07-06-27	4,575,000	5,282,997
Prosus NV (C)	5.500	07-21-25	19,530,000	22,494,263
QVC, Inc.	4.375	03-15-23	20,103,000	20,957,378
QVC, Inc.	5.450	08-15-34	10,129,000	10,078,355
Multiline retail 0.5%
Dollar General Corp.	3.500	04-03-30	17,227,000	19,763,766
Dollar Tree, Inc.	4.200	05-15-28	45,892,000	54,096,086
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Multiline retail (continued)
Macy's, Inc. (C)	8.375	06-15-25	6,259,000	$6,569,572
Nordstrom, Inc. (C)	8.750	05-15-25	2,499,000	2,757,788
Target Corp.	2.650	09-15-30	15,647,000	17,342,280
Specialty retail 0.4%
Asbury Automotive Group, Inc. (C)	4.750	03-01-30	8,775,000	9,094,059
AutoNation, Inc.	4.750	06-01-30	12,415,000	14,544,222
Group 1 Automotive, Inc. (C)	4.000	08-15-28	920,000	917,902
The TJX Companies, Inc.	3.500	04-15-25	22,188,000	24,764,099
The TJX Companies, Inc.	3.875	04-15-30	28,685,000	34,034,504
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (C)	5.375	05-15-25	6,182,000	6,593,103
Levi Strauss & Company	5.000	05-01-25	11,378,000	11,634,005
Consumer staples 1.4%				282,580,276
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	22,745,000	27,054,525
Constellation Brands, Inc.	2.875	05-01-30	8,258,000	8,881,124
Keurig Dr. Pepper, Inc.	3.200	05-01-30	7,793,000	8,742,911
The Coca-Cola Company	4.200	03-25-50	17,539,000	23,062,995
Food and staples retailing 0.4%
Albertsons Companies, Inc. (C)	3.250	03-15-26	7,699,000	7,854,443
Albertsons Companies, Inc. (C)	3.500	03-15-29	19,349,000	19,494,118
Albertsons Companies, Inc. (C)	4.875	02-15-30	7,584,000	8,152,800
Alimentation Couche-Tard, Inc. (C)	2.700	07-26-22	15,724,000	16,230,032
Sysco Corp.	5.950	04-01-30	8,195,000	10,332,125
The Kroger Company (D)	2.200	05-01-30	13,549,000	14,187,029
Food products 0.5%
Cargill, Inc. (C)	1.375	07-23-23	10,816,000	11,071,907
Cargill, Inc. (C)	2.125	04-23-30	10,774,000	11,289,141
JBS Investments II GmbH (C)	5.750	01-15-28	27,194,000	28,757,927
Kraft Heinz Foods Company (C)	3.875	05-15-27	1,601,000	1,711,911
Kraft Heinz Foods Company (C)	5.500	06-01-50	12,859,000	15,138,080
Lamb Weston Holdings, Inc. (C)	4.875	05-15-28	1,130,000	1,243,469
NBM US Holdings, Inc. (C)(D)	6.625	08-06-29	8,240,000	9,064,000
Post Holdings, Inc. (C)	5.500	12-15-29	10,492,000	11,501,330
Simmons Foods, Inc. (C)	5.750	11-01-24	11,940,000	12,234,918
Household products 0.1%
Edgewell Personal Care Company (C)	5.500	06-01-28	8,227,000	8,782,405
Personal products 0.1%
Natura Cosmeticos SA (C)	5.375	02-01-23	20,015,000	20,640,669
Walnut Bidco PLC (C)	9.125	08-01-24	6,925,000	7,152,417
Energy 4.5%				901,748,293
Energy equipment and services 0.2%
CSI Compressco LP (C)	7.500	04-01-25	20,041,000	17,836,490
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	4,609,310
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)	10.000	04-01-26	16,095,000	11,749,350
Inkia Energy, Ltd. (C)	5.875	11-09-27	4,600,000	4,867,950
Tervita Corp. (C)	7.625	12-01-21	13,901,000	11,676,840
Oil, gas and consumable fuels 4.3%
Aker BP ASA (C)	3.000	01-15-25	13,687,000	13,826,724
Altera Infrastructure LP (C)	8.500	07-15-23	17,682,000	15,512,242
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Antero Resources Corp. (D)	5.000	03-01-25	11,643,000	$8,023,191
Cheniere Energy Partners LP	4.500	10-01-29	26,578,000	27,629,691
Cimarex Energy Company	4.375	06-01-24	12,404,000	13,342,553
Colorado Interstate Gas Company LLC (C)	4.150	08-15-26	9,460,000	10,584,900
DCP Midstream Operating LP	5.125	05-15-29	5,850,000	6,201,059
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	13,527,000	10,466,516
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	20,897,000	20,390,352
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	24,440,000	25,721,595
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	19,282,000	19,806,470
Energy Transfer Operating LP	4.200	04-15-27	8,447,000	8,824,143
Energy Transfer Operating LP	4.250	03-15-23	27,143,000	28,599,160
Energy Transfer Operating LP	5.150	03-15-45	22,251,000	20,715,122
Energy Transfer Operating LP	5.875	01-15-24	17,707,000	19,668,627
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	39,154,000	37,587,840
Husky Energy, Inc.	3.950	04-15-22	17,036,000	17,574,486
Kinder Morgan Energy Partners LP	7.750	03-15-32	14,860,000	20,426,396
Leviathan Bond, Ltd. (C)	6.500	06-30-27	22,978,000	23,960,449
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,524,000	4,705,867
Midwest Connector Capital Company LLC (C)(D)	3.625	04-01-22	10,878,000	10,953,594
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	24,785,000	24,923,041
MPLX LP	4.000	03-15-28	16,574,000	18,248,008
MPLX LP	4.125	03-01-27	5,490,000	6,072,529
MPLX LP	4.250	12-01-27	7,928,000	8,848,976
MPLX LP	5.250	01-15-25	11,827,000	12,326,239
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	49,298,000	43,875,220
Murphy Oil Corp.	5.750	08-15-25	9,531,000	9,137,846
ONEOK Partners LP	4.900	03-15-25	8,883,000	9,691,163
Petrobras Global Finance BV (C)	5.093	01-15-30	48,015,000	49,983,615
Petrobras Global Finance BV	6.900	03-19-49	13,483,000	15,558,438
Phillips 66	3.700	04-06-23	6,205,000	6,679,052
Sabine Pass Liquefaction LLC	4.200	03-15-28	15,585,000	17,146,839
Sabine Pass Liquefaction LLC	5.000	03-15-27	15,534,000	17,653,596
Sabine Pass Liquefaction LLC	5.875	06-30-26	32,954,000	39,619,915
Sunoco Logistics Partners Operations LP	3.900	07-15-26	24,438,000	25,618,015
Sunoco Logistics Partners Operations LP	5.400	10-01-47	17,042,000	16,691,895
Targa Resources Partners LP	5.875	04-15-26	28,507,000	30,003,618
The Williams Companies, Inc.	3.750	06-15-27	23,219,000	25,629,021
The Williams Companies, Inc.	4.550	06-24-24	46,450,000	52,170,696
The Williams Companies, Inc.	5.750	06-24-44	7,401,000	8,865,471
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,565,000	15,816,864
WPX Energy, Inc.	4.500	01-15-30	13,044,000	12,457,020
WPX Energy, Inc.	5.250	09-15-24	1,606,000	1,637,317
WPX Energy, Inc.	5.250	10-15-27	17,928,000	17,832,982
Financials 14.5%				2,902,729,273
Banks 8.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (C)(D)(E)	6.750	06-15-26	12,365,000	14,173,381
Banco Santander SA	4.379	04-12-28	18,430,000	21,096,070
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	31,074,000	33,065,648
Bank of America Corp.	3.950	04-21-25	30,797,000	34,643,021
Bank of America Corp.	4.200	08-26-24	13,422,000	15,041,646
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp.	4.450	03-03-26	34,932,000	$40,508,673
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	37,384,000	43,229,389
Barclays Bank PLC (C)	10.179	06-12-21	8,040,000	8,588,856
Barclays PLC	4.375	01-12-26	16,693,000	18,981,443
BPCE SA (C)	4.500	03-15-25	20,908,000	23,330,649
BPCE SA (C)	5.700	10-22-23	23,945,000	26,899,886
Citigroup, Inc.	3.200	10-21-26	34,029,000	37,884,864
Citigroup, Inc.	4.600	03-09-26	41,216,000	47,860,915
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	30,251,000	30,099,745
Citigroup, Inc.	5.500	09-13-25	10,901,000	12,983,262
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (E)	6.125	11-15-20	10,923,000	10,990,143
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (D)(E)	6.250	08-15-26	26,512,000	30,091,120
Citizens Bank NA	2.250	04-28-25	21,849,000	23,310,677
Citizens Financial Group, Inc.	3.250	04-30-30	31,588,000	35,066,332
Credit Agricole SA (C)	3.250	01-14-30	34,359,000	37,204,764
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	18,705,000	20,878,895
Danske Bank A/S (C)	5.000	01-12-22	19,629,000	20,692,144
Discover Bank	2.450	09-12-24	24,852,000	26,336,199
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	18,634,000	17,609,130
Freedom Mortgage Corp. (C)	8.125	11-15-24	16,897,000	17,277,183
Freedom Mortgage Corp. (C)	8.250	04-15-25	5,630,000	5,784,825
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	38,175,000	41,244,852
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	7,445,252
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (E)	6.875	06-01-21	22,840,000	23,461,248
ING Bank NV (C)	5.800	09-25-23	1,952,000	2,206,977
ING Groep NV	3.550	04-09-24	21,031,000	23,081,615
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	7,708,680
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	32,322,000	34,607,131
JPMorgan Chase & Co.	2.950	10-01-26	38,709,000	42,876,442
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	30,138,000	32,356,046
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	30,465,000	34,988,063
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	29,100,000	29,209,125
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	30,638,000	34,237,965
Lloyds Banking Group PLC	4.450	05-08-25	50,712,000	58,160,464
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	20,539,000	22,233,468
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	14,920,000	15,717,474
Natwest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	9,730,000	10,267,287
Natwest Group PLC	3.875	09-12-23	27,049,000	29,350,638
Natwest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	27,442,000	28,909,324
Natwest Group PLC	6.125	12-15-22	7,127,000	7,824,020
Natwest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	38,733,000	40,714,968
Regions Financial Corp.	2.250	05-18-25	55,952,000	59,402,487
Santander Holdings USA, Inc.	3.244	10-05-26	43,601,000	46,368,843
Santander Holdings USA, Inc.	3.400	01-18-23	20,887,000	21,913,511
Santander Holdings USA, Inc.	3.450	06-02-25	40,374,000	43,506,835
Santander Holdings USA, Inc.	3.500	06-07-24	41,441,000	44,579,256
Santander Holdings USA, Inc.	4.400	07-13-27	9,667,000	10,781,689
Santander UK Group Holdings PLC (C)	4.750	09-15-25	18,879,000	20,899,684
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(E)	7.375	09-13-21	17,350,000	$17,971,998
The PNC Financial Services Group, Inc.	2.200	11-01-24	30,794,000	32,815,096
The PNC Financial Services Group, Inc.	3.150	05-19-27	5,223,000	5,878,498
The PNC Financial Services Group, Inc.	3.500	01-23-24	14,588,000	15,982,085
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	15,854,000	16,171,080
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	29,621,000	30,623,967
The Toronto-Dominion Bank	3.250	03-11-24	28,876,000	31,495,025
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	52,455,000	54,813,350
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	35,161,000	36,725,881
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	24,714,000	26,119,263
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	58,942,000	65,057,818
Capital markets 2.0%
Ares Capital Corp.	3.875	01-15-26	16,407,000	16,649,537
Ares Capital Corp.	4.200	06-10-24	20,159,000	20,874,733
Cantor Fitzgerald LP (C)	4.875	05-01-24	27,559,000	30,204,291
Credit Suisse Group AG (C)	3.574	01-09-23	8,054,000	8,362,470
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) (C)(D)(E)	5.250	02-11-27	15,347,000	15,634,756
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(E)	7.500	07-17-23	19,450,000	20,978,770
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(E)	7.500	12-11-23	10,408,000	11,552,589
Lazard Group LLC	4.375	03-11-29	14,255,000	16,368,435
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,009,000	18,092,188
Macquarie Bank, Ltd. (C)	4.875	06-10-25	21,805,000	24,567,164
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	55,076,000	57,937,097
Morgan Stanley	3.875	01-27-26	19,085,000	21,908,433
Raymond James Financial, Inc.	4.650	04-01-30	8,546,000	10,394,255
Stearns Holdings LLC (C)	5.000	11-05-24	63,888	38,972
Stifel Financial Corp.	4.250	07-18-24	14,959,000	16,579,826
The Bank of New York Mellon Corp.	1.600	04-24-25	21,299,000	22,214,315
The Goldman Sachs Group, Inc.	3.850	01-26-27	52,610,000	59,905,812
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) (E)	6.875	03-22-21	19,719,000	20,088,731
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(E)	7.000	01-31-24	16,288,000	17,652,120
Consumer finance 0.9%
Ally Financial, Inc.	5.125	09-30-24	34,832,000	38,979,151
Ally Financial, Inc.	5.800	05-01-25	16,524,000	19,101,719
Capital One Financial Corp.	2.600	05-11-23	12,943,000	13,571,563
Capital One Financial Corp.	3.900	01-29-24	16,297,000	17,817,191
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (C)(E)	9.125	11-29-22	9,375,000	7,380,000
Discover Financial Services	3.950	11-06-24	31,451,000	34,622,219
Discover Financial Services	4.100	02-09-27	8,552,000	9,520,403
Enova International, Inc. (C)	8.500	09-01-24	3,051,000	2,867,940
Enova International, Inc. (C)	8.500	09-15-25	15,597,000	14,860,822
OneMain Finance Corp.	6.875	03-15-25	5,750,000	6,484,879
OneMain Finance Corp.	8.875	06-01-25	7,187,000	8,103,343
Diversified financial services 1.0%
Allied Universal Holdco LLC (C)	6.625	07-15-26	10,758,000	11,537,955
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
GE Capital International Funding Company	4.418	11-15-35	36,983,000	$38,184,156
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	11,396,000	11,851,840
Jefferies Financial Group, Inc.	5.500	10-18-23	16,687,000	18,401,464
Jefferies Group LLC	4.150	01-23-30	24,170,000	27,256,856
Jefferies Group LLC	4.850	01-15-27	27,503,000	31,213,514
Operadora de Servicios Mega SA de CV (C)(D)	8.250	02-11-25	10,104,000	8,891,520
Refinitiv US Holdings, Inc. (C)	6.250	05-15-26	2,370,000	2,544,788
Refinitiv US Holdings, Inc. (C)	8.250	11-15-26	3,750,000	4,153,125
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	4,032,000	3,981,600
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	31,883,000	33,317,735
Insurance 1.4%
AXA SA	8.600	12-15-30	9,222,000	13,954,006
Brighthouse Financial, Inc.	3.700	06-22-27	38,978,000	40,970,143
CNA Financial Corp.	2.050	08-15-30	11,031,000	10,952,149
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	12,624,558
CNO Financial Group, Inc.	5.250	05-30-29	26,014,000	30,241,382
Liberty Mutual Group, Inc. (C)	3.951	10-15-50	25,673,000	28,634,879
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	21,813,000	27,257,652
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-38	6,634,000	9,964,731
New York Life Insurance Company (C)	3.750	05-15-50	13,513,000	15,302,303
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (C)	5.100	10-16-44	20,670,000	23,202,075
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	44,776,000	47,817,624
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	23,451,000	27,693,955
Thrifts and mortgage finance 0.4%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	3,415,000	3,380,850
Ladder Capital Finance Holdings LLLP (C)	5.250	10-01-25	7,705,000	7,319,750
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	10,311,000	10,844,594
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	5,041,000	5,345,023
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	7,037,000	7,654,989
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (C)	3.622	04-26-23	18,230,000	19,062,278
Quicken Loans LLC (C)	5.750	05-01-25	15,951,000	16,429,530
Radian Group, Inc.	4.500	10-01-24	8,052,000	8,092,260
Health care 3.0%				604,562,747
Biotechnology 0.6%
AbbVie, Inc. (C)	3.200	11-21-29	47,261,000	52,307,127
AbbVie, Inc. (C)	4.250	11-21-49	14,623,000	17,600,511
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	35,859,000	40,157,205
Health care providers and services 1.9%
AmerisourceBergen Corp.	2.800	05-15-30	23,247,000	25,086,862
Anthem, Inc.	2.250	05-15-30	9,636,000	9,991,527
Centene Corp.	3.375	02-15-30	8,535,000	8,876,400
Centene Corp.	4.250	12-15-27	6,580,000	6,909,000
Centene Corp.	4.625	12-15-29	6,865,000	7,522,942
Centene Corp. (C)	5.375	06-01-26	17,583,000	18,594,023
CVS Health Corp.	2.700	08-21-40	16,534,000	16,100,366
CVS Health Corp.	3.000	08-15-26	5,073,000	5,565,943
CVS Health Corp.	3.750	04-01-30	20,179,000	23,307,131
CVS Health Corp.	4.300	03-25-28	25,350,000	29,843,746
CVS Health Corp.	5.050	03-25-48	26,664,000	34,612,281
DaVita, Inc. (C)	3.750	02-15-31	20,287,000	20,023,675
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
DaVita, Inc. (C)	4.625	06-01-30	19,167,000	$20,149,309
Encompass Health Corp.	4.500	02-01-28	8,919,000	9,145,275
HCA, Inc.	4.125	06-15-29	12,872,000	14,813,034
HCA, Inc.	5.250	04-15-25	20,477,000	23,870,993
HCA, Inc.	5.250	06-15-26	18,243,000	21,528,774
MEDNAX, Inc. (C)	5.250	12-01-23	11,399,000	11,598,483
MEDNAX, Inc. (C)	6.250	01-15-27	12,773,000	13,539,380
Rede D'or Finance Sarl (C)(D)	4.500	01-22-30	17,854,000	17,496,920
Select Medical Corp. (C)	6.250	08-15-26	15,644,000	16,805,880
Team Health Holdings, Inc. (C)	6.375	02-01-25	3,197,000	2,173,960
Universal Health Services, Inc. (C)	5.000	06-01-26	28,525,000	29,666,000
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (C)	4.250	05-01-28	3,981,000	4,190,003
Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (C)	5.250	01-30-30	9,478,000	9,421,037
Bausch Health Companies, Inc. (C)	6.125	04-15-25	22,322,000	22,963,758
Bausch Health Companies, Inc. (C)	6.250	02-15-29	20,360,000	21,283,326
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	3,705,000	3,908,775
Royalty Pharma PLC (C)	1.750	09-02-27	11,002,000	10,971,884
Upjohn, Inc. (C)	1.650	06-22-25	11,101,000	11,401,990
Upjohn, Inc. (C)	2.300	06-22-27	11,101,000	11,555,115
Upjohn, Inc. (C)	2.700	06-22-30	11,101,000	11,580,112
Industrials 5.8%				1,152,935,204
Aerospace and defense 1.1%
Howmet Aerospace, Inc.	5.125	10-01-24	19,813,000	21,251,992
Huntington Ingalls Industries, Inc. (C)	3.844	05-01-25	5,943,000	6,510,064
Huntington Ingalls Industries, Inc. (C)	4.200	05-01-30	21,257,000	24,335,677
Huntington Ingalls Industries, Inc. (C)	5.000	11-15-25	21,100,000	21,803,525
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	11,995,000	12,594,750
The Boeing Company	3.200	03-01-29	38,401,000	38,053,590
The Boeing Company	5.040	05-01-27	28,969,000	31,875,639
The Boeing Company	5.805	05-01-50	17,216,000	20,566,406
TransDigm, Inc.	5.500	11-15-27	35,928,000	35,072,914
Air freight and logistics 0.2%
United Parcel Service, Inc.	3.900	04-01-25	17,934,000	20,440,616
XPO Logistics, Inc. (C)	6.250	05-01-25	2,025,000	2,161,688
XPO Logistics, Inc. (C)	6.500	06-15-22	11,263,000	11,297,634
Airlines 1.6%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	10,353,252	9,442,143
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	12,123,809	9,982,737
American Airlines 2001-1 Pass Through Trust	6.977	05-23-21	994,675	872,081
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	19,563,331	16,307,020
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	6,236,092	3,991,099
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	23,155,076	18,176,735
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	7,388,306	6,206,177
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	17,109,544	16,211,293
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	8,788,244	6,942,713
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	10,022,965	7,918,142
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	16,832,674	15,679,131
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	12,999,312	12,425,854
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	8,620,734	7,107,428
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	7,473,270	$7,046,187
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	4,482,111	4,251,336
Delta Air Lines, Inc. (D)	2.900	10-28-24	33,754,000	30,994,608
Delta Air Lines, Inc.	3.800	04-19-23	20,679,000	19,987,794
Delta Air Lines, Inc.	4.375	04-19-28	25,250,000	23,576,041
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	18,434,457	17,670,695
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	22,402,174	20,441,984
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	9,185,983	8,175,525
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	18,466,158	15,234,581
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	23,969,329	17,857,150
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	6,720,951	5,069,837
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	14,880,249	12,501,741
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	3,898,493	3,469,659
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	5,988,509	5,569,313
Building products 0.3%
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,512,895
Builders FirstSource, Inc. (C)	6.750	06-01-27	3,811,000	4,153,990
Carrier Global Corp. (C)	2.242	02-15-25	27,457,000	28,763,439
Carrier Global Corp. (C)	2.493	02-15-27	11,038,000	11,580,146
Owens Corning (D)	3.950	08-15-29	20,149,000	22,790,068
Commercial services and supplies 0.4%
APX Group, Inc. (D)	7.625	09-01-23	19,647,000	20,089,058
Cimpress PLC (C)	7.000	06-15-26	20,235,000	20,133,825
Clean Harbors, Inc. (C)	4.875	07-15-27	2,960,000	3,105,395
Graphic Packaging International LLC (C)	3.500	03-01-29	14,216,000	14,358,160
Harsco Corp. (C)	5.750	07-31-27	5,035,000	5,261,273
IAA, Inc. (C)	5.500	06-15-27	835,000	879,865
LSC Communications, Inc. (C)(F)	8.750	10-15-23	19,591,000	3,036,605
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,310,000	3,298,117
Prime Security Services Borrower LLC (C)	6.250	01-15-28	11,195,000	11,754,750
Williams Scotsman International, Inc. (C)	4.625	08-15-28	3,903,000	3,944,469
Construction and engineering 0.2%
AECOM	5.125	03-15-27	22,842,000	25,047,395
MasTec, Inc. (C)	4.500	08-15-28	10,219,000	10,423,380
Picasso Finance Sub, Inc. (C)	6.125	06-15-25	1,866,000	1,996,620
Tutor Perini Corp. (C)(D)	6.875	05-01-25	3,182,000	3,062,675
Industrial conglomerates 0.4%
General Electric Company	4.250	05-01-40	10,837,000	10,941,574
General Electric Company	4.350	05-01-50	17,828,000	18,114,280
General Electric Company	5.550	01-05-26	36,549,000	42,348,379
Machinery 0.2%
Clark Equipment Company (C)	5.875	06-01-25	2,336,000	2,455,720
Hillenbrand, Inc.	5.750	06-15-25	5,132,000	5,500,324
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	5,212,000	5,539,731
Otis Worldwide Corp. (C)	2.056	04-05-25	22,290,000	23,501,863
Vertical US Newco, Inc. (C)	5.250	07-15-27	6,702,000	6,978,458
Professional services 0.4%
CoStar Group, Inc. (C)	2.800	07-15-30	28,098,000	29,539,708
IHS Markit, Ltd. (C)	4.000	03-01-26	18,813,000	21,216,549
IHS Markit, Ltd. (C)	4.750	02-15-25	8,486,000	9,652,655
IHS Markit, Ltd.	4.750	08-01-28	12,637,000	15,136,725
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 0.2%
Uber Technologies, Inc. (C)	7.500	05-15-25	15,524,000	$16,295,698
Uber Technologies, Inc. (C)	7.500	09-15-27	28,276,000	29,643,142
Trading companies and distributors 0.8%
AerCap Ireland Capital DAC	2.875	08-14-24	26,769,000	25,749,376
Ahern Rentals, Inc. (C)	7.375	05-15-23	14,914,000	6,189,310
Air Lease Corp.	3.625	12-01-27	10,511,000	10,878,547
Aircastle, Ltd.	5.500	02-15-22	13,545,000	13,859,286
Ashtead Capital, Inc. (C)	4.250	11-01-29	8,614,000	9,077,433
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	16,265,600
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	15,195,000	14,770,263
H&E Equipment Services, Inc.	5.625	09-01-25	7,015,000	7,278,063
United Rentals North America, Inc. (D)	3.875	11-15-27	13,298,000	13,863,165
United Rentals North America, Inc.	3.875	02-15-31	8,759,000	9,010,821
United Rentals North America, Inc.	4.875	01-15-28	22,444,000	23,862,910
Information technology 6.1%				1,219,303,783
Communications equipment 0.5%
Motorola Solutions, Inc.	2.300	11-15-30	26,575,000	26,491,812
Motorola Solutions, Inc.	4.600	02-23-28	36,705,000	42,430,378
Motorola Solutions, Inc.	4.600	05-23-29	6,509,000	7,632,919
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	30,059,000	31,492,814
IT services 0.5%
Gartner, Inc. (C)	4.500	07-01-28	4,425,000	4,624,125
PayPal Holdings, Inc.	2.850	10-01-29	35,944,000	39,778,448
Sabre GLBL, Inc. (C)	7.375	09-01-25	4,725,000	4,935,971
Tempo Acquisition LLC (C)	6.750	06-01-25	6,270,000	6,403,363
VeriSign, Inc.	4.750	07-15-27	8,904,000	9,549,718
VeriSign, Inc.	5.250	04-01-25	10,167,000	11,387,040
Visa, Inc.	2.700	04-15-40	11,570,000	12,457,656
Semiconductors and semiconductor equipment 3.3%
Applied Materials, Inc.	1.750	06-01-30	12,819,000	13,284,683
Applied Materials, Inc.	2.750	06-01-50	14,855,000	15,753,152
Broadcom Corp.	3.125	01-15-25	16,163,000	17,339,377
Broadcom Corp.	3.875	01-15-27	55,443,000	61,438,212
Broadcom, Inc.	4.700	04-15-25	27,448,000	31,367,251
Broadcom, Inc.	4.750	04-15-29	30,967,000	36,224,063
Broadcom, Inc.	5.000	04-15-30	32,593,000	38,737,466
KLA Corp.	4.100	03-15-29	18,142,000	21,781,675
Lam Research Corp.	3.750	03-15-26	19,837,000	22,812,632
Lam Research Corp.	4.875	03-15-49	17,616,000	25,132,075
Marvell Technology Group, Ltd.	4.875	06-22-28	27,709,000	33,358,822
Microchip Technology, Inc. (C)	4.250	09-01-25	6,587,000	6,858,908
Microchip Technology, Inc.	4.333	06-01-23	52,590,000	56,667,340
Micron Technology, Inc.	2.497	04-24-23	30,406,000	31,750,789
Micron Technology, Inc.	4.185	02-15-27	53,854,000	61,690,622
Micron Technology, Inc.	4.975	02-06-26	11,033,000	12,862,879
Micron Technology, Inc.	5.327	02-06-29	47,957,000	57,259,349
NVIDIA Corp.	2.850	04-01-30	20,988,000	23,394,025
NXP BV (C)	3.400	05-01-30	7,628,000	8,445,062
NXP BV (C)	3.875	06-18-26	17,720,000	19,989,052
NXP BV (C)	4.625	06-01-23	35,175,000	38,622,163
NXP BV (C)	4.875	03-01-24	20,606,000	23,205,169
Qorvo, Inc.	5.500	07-15-26	7,096,000	7,527,792
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 0.8%
Autodesk, Inc.	2.850	01-15-30	10,308,000	$11,349,739
Citrix Systems, Inc.	3.300	03-01-30	4,223,000	4,493,310
Infor, Inc. (C)	1.750	07-15-25	7,620,000	7,894,303
Logan Merger Sub, Inc. (C)	5.500	09-01-27	10,494,000	10,795,703
Microsoft Corp.	2.525	06-01-50	19,750,000	20,662,194
Oracle Corp.	2.950	04-01-30	45,425,000	50,833,846
PTC, Inc. (C)	4.000	02-15-28	3,903,000	4,040,776
ServiceNow, Inc.	1.400	09-01-30	27,677,000	27,180,699
VMware, Inc.	4.500	05-15-25	21,304,000	24,206,524
Technology hardware, storage and peripherals 1.0%
CDW LLC	3.250	02-15-29	8,012,000	8,183,297
Dell International LLC (C)	4.900	10-01-26	32,167,000	36,395,038
Dell International LLC (C)	5.300	10-01-29	30,959,000	35,308,947
Dell International LLC (C)	5.850	07-15-25	9,498,000	11,142,212
Dell International LLC (C)	8.350	07-15-46	21,793,000	29,397,697
Seagate HDD Cayman (C)	4.091	06-01-29	25,279,000	27,069,791
Seagate HDD Cayman (C)	4.125	01-15-31	24,615,000	26,631,514
Western Digital Corp. (D)	4.750	02-15-26	19,435,000	21,031,391
Materials 2.0%				396,074,347
Chemicals 0.8%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (C)	8.500	01-23-81	20,288,000	21,296,314
Cydsa SAB de CV (C)	6.250	10-04-27	20,300,000	21,137,578
E.I. du Pont de Nemours and Company	1.700	07-15-25	9,114,000	9,480,052
E.I. du Pont de Nemours and Company	2.300	07-15-30	2,701,000	2,862,117
Methanex Corp.	4.250	12-01-24	16,889,000	16,618,776
Methanex Corp.	5.250	12-15-29	21,366,000	21,552,205
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	17,715,000	19,876,230
Syngenta Finance NV (C)	4.441	04-24-23	25,888,000	27,248,427
Syngenta Finance NV (C)	5.676	04-24-48	8,210,000	8,728,735
WR Grace & Company (C)	4.875	06-15-27	8,552,000	8,958,220
Construction materials 0.3%
Cemex SAB de CV (C)(D)	6.125	05-05-25	15,805,000	16,219,881
Cemex SAB de CV (C)	7.375	06-05-27	14,477,000	15,689,449
Standard Industries, Inc. (C)	3.375	01-15-31	7,644,000	7,586,670
Standard Industries, Inc. (C)	5.000	02-15-27	3,699,000	3,862,459
Vulcan Materials Company	3.500	06-01-30	16,586,000	18,764,683
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	14,650,000	15,281,781
Graham Packaging Company, Inc. (C)	7.125	08-15-28	1,313,000	1,379,195
Mauser Packaging Solutions Holding Company (C)	8.500	04-15-24	2,721,000	2,843,445
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	8,687,000	9,555,700
Metals and mining 0.4%
Anglo American Capital PLC (C)	4.750	04-10-27	13,375,000	15,355,714
Arconic Corp. (C)	6.000	05-15-25	5,802,000	6,150,120
Arconic Corp. (C)	6.125	02-15-28	2,748,000	2,899,140
Commercial Metals Company	5.375	07-15-27	5,017,000	5,325,244
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,625,000	9,625,000
First Quantum Minerals, Ltd. (C)	7.250	04-01-23	5,714,000	5,806,853
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	11,756,866
Newmont Corp.	2.800	10-01-29	10,482,000	11,374,306
Steel Dynamics, Inc.	3.250	01-15-31	3,793,000	4,072,430
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products 0.4%
Boise Cascade Company (C)	4.875	07-01-30	2,734,000	$2,959,555
Georgia-Pacific LLC (C)	2.300	04-30-30	53,870,000	57,158,914
Inversiones CMPC SA (C)	3.850	01-13-30	8,078,000	8,734,338
Norbord, Inc. (C)(D)	6.250	04-15-23	5,540,000	5,913,950
Real estate 2.2%				439,607,024
Equity real estate investment trusts 2.2%
American Homes 4 Rent LP	4.250	02-15-28	23,420,000	26,659,883
American Tower Corp.	2.400	03-15-25	16,533,000	17,621,687
American Tower Corp.	2.950	01-15-25	16,183,000	17,547,666
American Tower Corp.	3.550	07-15-27	38,228,000	43,089,804
American Tower Corp.	3.800	08-15-29	14,793,000	17,090,980
Crown Castle International Corp.	2.250	01-15-31	32,808,000	33,535,382
Crown Castle International Corp.	3.300	07-01-30	5,834,000	6,474,532
Crown Castle International Corp.	3.650	09-01-27	32,410,000	36,703,301
Crown Castle International Corp.	4.150	07-01-50	5,200,000	6,105,949
CyrusOne LP	3.450	11-15-29	19,636,000	21,443,297
Equinix, Inc.	1.800	07-15-27	8,210,000	8,340,129
Equinix, Inc.	3.200	11-18-29	30,450,000	33,589,700
Equinix, Inc.	5.375	05-15-27	13,786,000	15,078,438
GLP Capital LP	5.375	04-15-26	18,930,000	21,007,473
Host Hotels & Resorts LP	3.500	09-15-30	12,239,000	12,070,347
SBA Communications Corp. (C)	3.875	02-15-27	21,314,000	22,122,866
SBA Tower Trust (C)	2.836	01-15-25	22,481,000	23,488,945
SBA Tower Trust (C)	3.722	04-11-23	26,799,000	27,748,992
The GEO Group, Inc.	6.000	04-15-26	4,171,000	3,198,511
Ventas Realty LP	3.500	02-01-25	19,079,000	20,550,691
VICI Properties LP (C)	4.125	08-15-30	11,387,000	11,412,051
VICI Properties LP (C)	4.625	12-01-29	14,160,000	14,726,400
Utilities 1.6%				314,612,179
Electric utilities 0.8%
ABY Transmision Sur SA (C)	6.875	04-30-43	10,682,833	13,927,744
DPL, Inc. (C)	4.125	07-01-25	11,470,000	12,100,850
Emera US Finance LP	3.550	06-15-26	13,412,000	15,030,726
Empresa Electrica Angamos SA (C)	4.875	05-25-29	15,047,475	15,883,061
FirstEnergy Corp.	2.650	03-01-30	13,221,000	13,594,002
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	9,810,000	7,602,848
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	6,630,000	7,579,677
NRG Energy, Inc. (C)	3.750	06-15-24	12,190,000	13,068,817
Vistra Operations Company LLC (C)	3.700	01-30-27	30,572,000	32,108,281
Vistra Operations Company LLC (C)	4.300	07-15-29	27,765,000	30,168,095
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	14,677,000	16,108,008
Independent power and renewable electricity producers 0.5%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,304,000	16,965,127
Greenko Dutch BV (C)	4.875	07-24-22	11,955,000	11,940,056
Greenko Dutch BV (C)	5.250	07-24-24	7,105,000	7,238,219
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	3,416,082	3,928,494
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	39,066,000	45,043,098
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	15,359,000	16,203,668
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	5,100,000	5,571,750
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.2%

Dominion Energy, Inc.	3.375	04-01-30	16,637,000	$18,892,726

NiSource, Inc.	3.600	05-01-30	10,122,000	11,656,932
Municipal bonds 0.1%				$22,261,013
(Cost $22,403,006)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	20,284,000	20,503,676

New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	1,757,337
Collateralized mortgage obligations 5.9%				$1,189,168,337
(Cost $1,226,048,116)
Commercial and residential 4.6%				932,624,554
AOA Mortgage Trust Series 2015-1177, Class C (C)(H)	3.110	12-13-29	6,896,000	6,922,945
Arroyo Mortgage Trust
Series 2018-1, Class A1 (C)(H)	3.763	04-25-48	21,838,009	22,421,230
Series 2019-2, Class A1 (C)(H)	3.347	04-25-49	20,905,069	21,410,299
Series 2019-3, Class A1 (C)(H)	2.962	10-25-48	11,924,951	12,186,868
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (C)(H)	3.843	11-05-32	11,565,000	7,515,861
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	15,448,000	16,405,419
BBCMS Mortgage Trust Series 2020-C6, Class A2	2.690	02-15-53	10,593,000	11,117,888
BBCMS Trust
Series 2015-MSQ, Class D (C)(H)	4.123	09-15-32	7,340,000	7,461,618
Series 2015-SRCH, Class D (C)(H)	5.122	08-10-35	15,371,000	16,738,641
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	19,364	36
Benchmark Mortgage Trust
Series 2019-B10, Class A2	3.614	03-15-62	20,454,000	22,039,563
Series 2019-B11, Class A2	3.410	05-15-52	16,845,000	18,058,999
Series 2019-B12, Class A2	3.001	08-15-52	21,935,000	23,270,300
Series 2019-B13, Class A2	2.889	08-15-57	19,985,000	21,104,372
Series 2019-B14, Class A2	2.915	12-15-62	22,263,000	23,621,157
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (C)(H)	2.666	07-25-59	8,468,084	8,618,909
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (C)	3.613	10-26-48	2,490,135	2,555,958
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	1.023	01-10-35	123,773,000	1,520,217
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	1.483	03-15-37	12,620,000	12,367,110
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	1.912	12-15-37	6,315,000	6,305,739
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	2.712	12-15-37	6,843,000	6,688,452
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(C)	2.312	07-15-32	13,768,926	13,466,194
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	10,911,000	11,563,676
Series 2019-SMRT, Class A (C)	4.149	01-10-36	6,922,000	7,483,212
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (C)(H)	3.337	05-25-49	6,531,987	6,596,142
Series 2020-1, Class A1 (C)(H)	2.488	02-25-50	9,532,073	9,620,299
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.788	08-15-45	65,622,199	1,532,679
Series 2012-CR3, Class XA IO	2.009	10-15-45	93,464,339	2,736,365
Series 2014-CR15, Class XA IO	1.083	02-10-47	65,781,026	1,647,617
Series 2014-CR20, Class A3	3.326	11-10-47	45,025,000	47,949,271
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2016-CR28, Class A3	3.495	02-10-49	9,285,000	$10,297,552
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.585	05-10-51	224,712,763	6,838,077
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(H)	4.540	08-10-30	18,343,000	18,676,103
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,194,000	7,607,036
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	14,644,743
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO (C)	1.050	02-15-38	213,205	2
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	20,890,083	21,197,359
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	1.762	05-15-36	23,820,000	23,433,366
Series 2020-AFC1, Class A1 (C)(H)	2.240	02-25-50	14,132,418	14,330,803
Series 2020-NET, Class A (C)	2.257	08-15-37	5,713,000	5,884,918
GCAT Trust
Series 2019-NQM1, Class A1 (C)	3.985	02-25-59	21,340,729	21,591,246
Series 2020-NQM1, Class A1 (C)	2.247	01-25-60	24,715,076	25,119,652
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO (C)	1.834	07-10-39	7,186	2
Series 2011-GC5, Class XA IO (C)	1.491	08-10-44	22,599,223	152,836
Series 2015-590M, Class C (C)(H)	3.932	10-10-35	6,950,000	7,200,912
Series 2015-GC30, Class A3	3.119	05-10-50	20,359,774	21,589,421
Series 2015-GC34, Class A4	3.506	10-10-48	10,099,000	11,161,550
Series 2016-RENT, Class D (C)(H)	4.202	02-10-29	13,051,000	12,939,109
Series 2017-485L, Class C (C)(H)	4.115	02-10-37	6,600,000	6,884,372
Series 2019-GC39, Class A2	3.457	05-10-52	23,885,000	25,520,296
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	23,799,967
Series 2020-NQM1, Class A1 (C)(H)	1.382	09-27-60	14,075,000	14,080,524
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	13,380,751
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	27,284,975	419,487
Series 2007-4, Class ES IO	0.350	07-19-47	29,632,682	390,745
Series 2007-6, Class ES IO (C)	0.343	08-19-37	26,454,475	371,434
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,679,000	8,166,482
Series 2017-APTS, Class CFX (C)(H)	3.613	06-15-34	6,867,000	6,810,888
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(H)	3.279	05-15-48	15,265,000	15,899,032
Series 2013-IRV, Class XA IO (C)	1.211	05-15-48	9,544,685	140,979
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.721	08-15-46	10,272,566	144,891
Series 2015-C31, Class A3	3.801	08-15-48	15,149,090	16,891,735
Series 2016-C1, Class A4	3.311	03-15-49	7,425,000	8,149,409
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Class XA IO (C)	1.118	02-15-46	6,449,902	8,264
Series 2011-C4, Class XA IO (C)	1.319	07-15-46	2,120,738	8,940
Series 2012-HSBC, Class XA IO (C)	1.582	07-05-32	81,710,889	1,826,124
Series 2015-JP1, Class A4	3.650	01-15-49	35,415,000	39,126,492
Series 2015-JP1, Class A5	3.914	01-15-49	7,913,402	8,916,031
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	14,140,000	14,360,782
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	1.512	05-15-36	9,440,000	9,299,798
MFA Trust Series 2020-NQM1, Class A1 (C)(H)	1.654	08-25-49	9,901,000	9,900,887
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (C)	1.576	08-15-45	12,132,969	242,794
Series 2012-C6, Class XA IO (C)	1.762	11-15-45	7,334,751	180,051
Morgan Stanley Capital I Trust
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2011-C3, Class XA IO (C)	0.710	07-15-49	6,569,524	$21,189
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	1.562	11-15-34	15,867,000	15,770,157
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	6,609,594	6,515,636
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(H)	3.917	11-15-32	9,223,000	9,228,125
Series 2018-ALXA, Class C (C)(H)	4.460	01-15-43	7,332,000	7,709,500
OBX Trust Series 2020-EXP2, Class A3 (C)(H)	2.500	05-25-60	21,091,853	21,422,328
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	5,162,890
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA	2.000	11-25-59	15,613,954	16,113,631
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (C)(H)	3.793	03-25-48	3,103,755	3,112,013
Series 2020-1, Class A1 (C)(H)	2.275	02-25-50	12,509,728	12,712,466
Series 2020-3, Class A1 (C)(H)	1.486	04-25-65	9,900,590	9,895,077
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(C)	1.812	12-15-34	5,170,000	4,221,201
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (C)	0.981	02-15-44	29,575,118	13,933
Series 2011-C3, Class XA IO (C)	1.478	03-15-44	19,979,714	97,779
Series 2012-C10, Class XA IO (C)	1.676	12-15-45	8,431,954	244,232
Series 2012-C9, Class XA IO (C)	2.045	11-15-45	55,263,672	1,709,444
Series 2013-C16, Class XA IO	0.835	09-15-46	9,368,349	162,075
U.S. Government Agency 1.3%				256,543,783
Federal Home Loan Mortgage Corp.
Series K010, Class X1 IO	0.229	10-25-20	13,562,881	136
Series K011, Class X1 IO	0.324	11-25-20	34,514,975	6,627
Series K014, Class X1 IO	1.324	04-25-21	36,672,789	150,736
Series K015, Class X1 IO	1.739	07-25-21	37,123,893	275,960
Series K017, Class X1 IO	1.433	12-25-21	157,134,499	1,736,556
Series K018, Class X1 IO	1.433	01-25-22	92,152,049	1,127,729
Series K021, Class X1 IO	1.544	06-25-22	32,887,801	640,352
Series K022, Class X1 IO	1.313	07-25-22	275,049,667	4,767,628
Series K024, Class X1 IO	1.128	09-25-22	9,701,006	136,831
Series K026, Class X1 IO	1.088	11-25-22	15,074,073	255,849
Series K038, Class X1 IO	1.276	03-25-24	177,963,356	5,970,457
Series K040, Class A2	3.241	09-25-24	19,525,000	21,455,700
Series K715, Class X1 IO	1.240	01-25-21	12,238,561	28,036
Series K718, Class X1 IO	0.723	01-25-22	12,927,860	71,589
Series KAIV, Class X1 IO	1.220	06-25-21	22,385,930	75,371
Series KIR3, Class A1	3.038	08-25-27	34,200,000	37,454,161
Series KS01, Class X1 IO	1.336	01-25-23	37,803,816	735,239
Series KS03, Class X IO	0.408	08-25-25	37,253,427	235,188
Series T-41, Class 3A (H)	5.265	07-25-32	1,059	1,205
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	145	168
Series 2012-M5, Class X IO	0.642	02-25-22	14,016,721	66,411
Government National Mortgage Association
Series 2008-90, Class IO	1.944	12-16-50	2,349,621	347,917
Series 2012-114, Class IO	0.773	01-16-53	18,223,000	601,809
Series 2012-120, Class IO	0.739	02-16-53	7,446,827	282,246
Series 2012-125, Class IO	0.263	02-16-53	11,249,114	178,031
Series 2012-70, Class IO	0.328	08-16-52	5,024,104	42,292
Series 2013-63, Class IO	0.828	09-16-51	12,440,186	322,562
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2016-174, Class IO	0.860	11-16-56	70,660,590	$4,459,877
Series 2017-109, Class IO	0.571	04-16-57	125,665,622	5,700,193
Series 2017-124, Class IO	0.666	01-16-59	131,310,774	6,958,132
Series 2017-135, Class IO	0.787	10-16-58	70,602,011	3,996,780
Series 2017-140, Class IO	0.618	02-16-59	57,080,881	2,888,863
Series 2017-159, Class IO	0.534	06-16-59	98,453,762	4,457,317
Series 2017-169, Class IO	0.712	01-16-60	163,841,735	9,416,705
Series 2017-20, Class IO	0.730	12-16-58	223,761,191	11,446,727
Series 2017-22, Class IO	0.853	12-16-57	27,230,566	1,583,199
Series 2017-41, Class IO	0.745	07-16-58	105,168,024	5,708,394
Series 2017-46, Class IO	0.595	11-16-57	134,092,781	6,485,062
Series 2017-61, Class IO	0.772	05-16-59	51,087,319	3,081,429
Series 2017-74, Class IO	0.715	09-16-58	98,746,107	4,587,527
Series 2017-89, Class IO	0.757	07-16-59	111,254,429	6,750,418
Series 2018-114, Class IO	0.555	04-16-60	169,716,220	8,935,848
Series 2018-158, Class IO	0.691	05-16-61	121,244,291	8,219,381
Series 2018-35, Class IO	0.528	03-16-60	133,776,071	6,506,868
Series 2018-43, Class IO	0.573	05-16-60	194,715,035	9,821,777
Series 2018-68, Class IO	0.473	01-16-60	23,580,556	1,023,564
Series 2018-69, Class IO	0.574	04-16-60	85,044,688	4,646,042
Series 2018-81, Class IO	0.453	01-16-60	41,367,479	2,006,567
Series 2018-9, Class IO	0.544	01-16-60	101,832,034	5,303,748
Series 2018-99, Class IO	0.430	06-16-60	131,155,608	6,275,468
Series 2019-131, Class IO	0.932	07-16-61	117,744,620	8,578,013
Series 2020-100, Class IO	0.895	05-16-62	96,832,264	8,207,977
Series 2020-108, Class IO	0.947	06-16-62	99,083,389	8,562,360
Series 2020-114, Class IO	0.930	09-16-62	235,750,000	20,540,450

Series 2020-92, Class IO	0.010	02-16-62	38,142,009	3,428,311
Asset backed securities 6.5%				$1,297,302,206
(Cost $1,266,495,994)
Asset backed securities 6.5%				1,297,302,206
Applebee's Funding LLC Series 2019-1A, Class A2I (C)	4.194	06-07-49	29,124,000	25,182,940
Arbys Funding LLC Series 2020-1A, Class A2 (C)	3.237	07-30-50	27,996,000	28,724,176
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	20,570,000	21,002,128
Series 2020-1A, Class A (C)	2.330	08-20-26	17,027,000	17,397,778
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (C)	3.280	09-26-33	9,732,103	9,881,980
CARS-DB4 LP Series 2020-1A, Class B1 (C)	4.170	02-15-50	16,887,000	16,493,445
CF Hippolyta LLC Series 2020-1, Class A1 (C)	1.690	07-15-60	23,010,000	23,342,382
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	17,344,450	17,643,520
CLI Funding VI LLC Series 2020-1A, Class A (C)	2.080	09-18-45	17,899,000	17,890,766
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	78,009	63,167
Corevest American Finance Trust Series 2019-3, Class A (C)	2.705	10-15-52	5,121,067	5,372,305
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.472	02-25-35	733,610	733,931
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	10,279,425	10,574,650
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-1A, Class A2II (C)	4.030	11-20-47	8,643,375	$9,172,695
Series 2019-1A, Class A2I (C)	3.787	05-20-49	49,594,050	51,693,862
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	33,536,663	36,468,438
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	27,765,375	28,857,110
FirstKey Homes Trust Series 2020-SFR1, Class A (C)	1.339	09-17-25	22,700,000	22,747,055
Five Guys Funding LLC Series 2017-1A, Class A2 (C)	4.600	07-25-47	16,149,960	16,254,799
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	7,575,525	7,045,844
Ford Credit Auto Owner Trust Series 2020-1, Class A (C)	2.040	08-15-31	26,767,000	28,256,297
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	37,184,000	40,216,727
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (C)	2.900	04-15-26	30,515,000	32,624,880
Golden Credit Card Trust Series 2018-4A, Class A (C)	3.440	10-15-25	28,074,000	30,448,302
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	13,682,332	13,931,221
Series 2018-AA, Class A (C)	3.540	02-25-32	5,575,106	5,843,174
Hyundai Auto Receivables Trust
Series 2020-B, Class A3	0.480	12-16-24	12,402,000	12,402,315
Series 2020-B, Class A4	0.620	12-15-25	10,526,000	10,526,677
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	10,570,125	11,202,113
Series 2019-1A, Class A2I (C)	3.982	08-25-49	12,212,713	12,528,533
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (C)	2.730	10-25-48	8,857,708	9,123,076
MelTel Land Funding LLC Series 2019-1A, Class A (C)	3.768	04-15-49	11,039,239	11,308,185
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (C)(H)	3.500	08-25-58	6,906,904	7,334,418
MVW Owner Trust
Series 2015-1A, Class A (C)	2.520	12-20-32	994,559	999,182
Series 2018-1A, Class A (C)	3.450	01-21-36	12,944,931	13,397,808
Navient Private Education Loan Trust Series 2016-AA, Class A2A (C)	3.910	12-15-45	7,033,545	7,364,512
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (C)	2.600	08-15-68	27,388,000	28,288,438
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (B)	0.405	01-25-37	988,830	955,207
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (C)	3.610	05-25-23	8,776,673	8,762,287
Series 2018-FNT2, Class A (C)	3.790	07-25-54	5,225,873	5,110,798
Series 2018-PLS1, Class A (C)	3.193	01-25-23	3,734,430	3,750,114
Series 2018-PLS2, Class A (C)	3.265	02-25-23	13,600,679	13,699,154
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	7,463,000	7,644,202
PFS Financing Corp. Series 2020-E, Class A (C)	1.000	10-15-25	18,150,000	18,132,785
Progress Residential Trust Series 2020-SFR1, Class A (C)	1.732	04-17-37	18,308,000	18,510,807
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	4,764,279	4,921,732
Santander Revolving Auto Loan Trust Series 2019-A, Class A (C)	2.510	01-26-32	30,402,000	32,401,412
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (C)	3.230	10-20-24	8,135,000	$8,148,266
Sesac Finance LLC Series 2019-1, Class A2 (C)	5.216	07-25-49	22,712,580	23,821,408
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	3,785,520	3,692,951
Series 2019-1A, Class A (C)	3.200	01-20-36	6,344,599	6,566,437
SMB Private Education Loan Trust
Series 2015-C, Class A2A (C)	2.750	07-15-27	4,303,527	4,366,412
Series 2019-B, Class A2A (C)	2.840	06-15-37	27,582,000	28,878,067
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	13,761,000	13,853,629
Sonic Capital LLC Series 2020-1A, Class A2I (C)	3.845	01-20-50	19,942,785	21,222,115
Sunbird Engine Finance LLC Series 2020-1A, Class A (C)	3.671	02-15-45	11,610,307	9,736,785
Taco Bell Funding LLC
Series 2016-1A, Class A2II (C)	4.377	05-25-46	2,660,625	2,665,521
Series 2018-1A, Class A2I (C)	4.318	11-25-48	34,112,400	34,884,022
TAL Advantage V LLC Series 2014-1A, Class A (C)	3.510	02-22-39	1,695,750	1,698,018
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(H)	3.714	10-25-53	4,950,000	5,147,712
Series 2015-2, Class 1M2 (C)(H)	3.658	11-25-60	10,860,000	11,418,101
Series 2017-1, Class A1 (C)(H)	2.750	10-25-56	4,445,377	4,570,599
Series 2017-2, Class A1 (C)(H)	2.750	04-25-57	2,337,063	2,404,089
Series 2018-1, Class A1 (C)(H)	3.000	01-25-58	5,990,937	6,241,275
Series 2018-3, Class A1 (C)(H)	3.750	05-25-58	9,724,408	10,456,890
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	23,279,350	24,788,610
Series 2018-5, Class A1A (C)(H)	3.250	07-25-58	3,873,254	4,076,146
Series 2018-6, Class A1A (C)(H)	3.750	03-25-58	25,586,366	26,959,110
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	14,206,445	15,377,534
Series 2019-4, Class A1 (C)(H)	2.900	10-25-59	20,035,164	21,317,767
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31	60,869,000	65,314,245
Series 2020-1A, Class A (C)	1.350	05-25-33	18,383,000	18,968,223
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3	0.440	10-15-24	13,926,000	13,937,873
Series 2020-C, Class A4	0.570	10-15-25	10,512,000	10,531,411
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	14,942,958	14,975,725
Triton Container Finance VIII LLC Series 2020-1A, Class A (C)	2.110	09-20-45	43,760,000	43,754,311
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	12,377,625	12,771,844
Verizon Owner Trust Series 2020-B, Class A	0.470	02-20-25	39,048,000	39,033,630
VSE VOI Mortgage LLC Series 2017-A, Class A (C)	2.330	03-20-35	7,445,748	7,490,254
Westgate Resorts LLC Series 2017-1A, Class A (C)	3.050	12-20-30	2,430,641	2,435,948
Westlake Automobile Receivables Trust Series 2019-1A, Class C (C)	3.450	03-15-24	12,788,000	13,064,570
Willis Engine Structured Trust V Series 2020-A, Class A (C)	3.228	03-15-45	8,324,740	6,505,381

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Shares	Value
Common stocks 0.0%		$2,494,729
(Cost $2,483,800)
Utilities 0.0%		2,494,729
Multi-utilities 0.0%

Dominion Energy, Inc. (D)	24,838	2,494,729
Preferred securities 0.3%		$50,493,430
(Cost $48,086,230)
Consumer staples 0.0%		2,319,288
Food products 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	28,284	2,319,288
Financials 0.1%		12,224,788
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.065% (B)	377,982	9,271,898
Wells Fargo & Company, 7.500%	2,139	2,952,890
Information technology 0.1%		19,550,338
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%	15,892	19,550,338
Utilities 0.1%		16,399,016
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	275,700	13,126,077
The Southern Company, 6.750%	38,814	1,746,630
Multi-utilities 0.0%
DTE Energy Company, 6.250%	33,037	1,526,309
Warrants 0.0%		$195,671
(Cost $0)
Stearns LLC (Expiration Date: 11-5-39) (G)(I)(J)	178,690	195,671

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.4%				$881,659,764
(Cost $881,545,568)
U.S. Government Agency 1.3%				256,915,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	09-01-20	49,457,000	49,457,000
Federal Home Loan Bank Discount Note	0.010	09-01-20	207,458,000	207,458,000

	Yield (%)	Shares	Value
Short-term funds 0.3%			72,107,764
John Hancock Collateral Trust (K)	0.2611(L)	7,203,069	72,107,764

	Par value^	Value
Repurchase agreement 2.8%		552,637,000
Barclays Tri-Party Repurchase Agreement dated 8-31-20 at 0.070% to be repurchased at $433,428,843 on 9-1-20, collateralized by $394,892,000 U.S. Treasury Notes, 2.000% - 2.375% due 8-15-25 to 5-15-27 (valued at $442,097,519)	433,428,000	433,428,000
Repurchase Agreement with State Street Corp. dated 8-31-20 at 0.000% to be repurchased at $119,209,000 on 9-1-20, collateralized by $55,496,400 U.S. Treasury Bonds, 3.375% due 11-15-48 (valued at $80,356,117) and $37,217,400 U.S. Treasury Notes, 0.625% - 2.875% due 8-15-28 to 5-15-30 (valued at $41,237,072)	119,209,000	119,209,000

Total investments (Cost $19,536,260,375) 102.6%	$20,495,099,851
Other assets and liabilities, net (2.6%)	(510,446,626)
Total net assets 100.0%	$19,984,653,225

24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,365,007,169 or 26.8% of the fund's net assets as of 8-31-20.
(D)	All or a portion of this security is on loan as of 8-31-20. The value of securities on loan amounted to $70,526,551.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	Strike price and/or expiration date not available.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(L)	The rate shown is the annualized seven-day yield as of 8-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 8-31-20:
United States	88.6%
United Kingdom	2.5%
Canada	1.4%
Netherlands	1.1%
Other countries	6.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	6,350,045,459	—	$6,350,045,459	—
Foreign government obligations	95,272,202	—	95,272,202	—
Corporate bonds	10,606,207,040	—	10,606,207,040	—
Municipal bonds	22,261,013	—	22,261,013	—
Collateralized mortgage obligations	1,189,168,337	—	1,189,168,337	—
Asset backed securities	1,297,302,206	—	1,297,302,206	—
Common stocks	2,494,729	$2,494,729	—	—
Preferred securities	50,493,430	48,174,142	2,319,288	—
Warrants	195,671	—	—	$195,671
Short-term investments	881,659,764	72,107,764	809,552,000	—
Total investments in securities	$20,495,099,851	$122,776,635	$20,372,127,545	$195,671
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,203,069	$117,872,391	$592,009,008	$(637,756,573)	$20,914	$(37,976)	$397,022	—	$72,107,764
26	|

For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	27